Supplement (Vanguard Total World Stock Index Fund)	12 Months Ended
Oct. 31, 2010
ETF
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Total World Stock ETF

Supplement to the Prospectus and Summary Prospectus Dated February 25, 2011

Effective immediately, the Fund's board of trustees has approved replacing the FTSE All-World Index with the FTSE Global All Cap Index as the Fund's benchmark index. The new benchmark provides greater diversification and a more complete representation of the global stock market by adding exposure to small-capitalization stocks of companies located around the world. The transition to the new benchmark is not expected to generate any capital gains. The Fund's expense ratios are expected to remain unchanged.

Prospectus and Summary Prospectus Text Changes

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the FTSE Global All Cap Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index's market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target Index (covering nearly 98% of the Index's total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings, country weightings, and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

The following is inserted as the second bullet point under 'Primary Risks':

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Participant
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Total World Stock Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares Dated February 25, 2011

Effective immediately, the Fund's board of trustees has approved replacing the FTSE All-World Index with the FTSE Global All Cap Index as the Fund's benchmark index. The new benchmark provides greater diversification and a more complete representation of the global stock market by adding exposure to small-capitalization stocks of companies located around the world. The transition to the new benchmark is not expected to generate any capital gains. The Fund's expense ratios are expected to remain unchanged.

In addition, effective immediately, the Fund's 0.25% purchase fee is eliminated.

Prospectus and Summary Prospectus Text Changes

The text and tables under "Fees and Expenses" are restated as follows:

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee (on sharss held less than two months) 2%

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.39%

12b-1 Distribution Fee None

Other Expenses 0.06%

Total Annual Fund Operating Expenses 0.45%

In the same section, the table illustrating the hypothetical expenses is replaced with the following: :

1 Year 3 Years 5Years 10Years

$46 $144 $252 $567

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs a 'passive management' -or indexing-investment approach designed to track the performance of the FTSE Global All Cap Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index's market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target index (covering nearly 98% of the Index's total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings, country weightings, and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

The following is inserted as the second bullet point under 'Primary Risks':

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Retail
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Total World Stock Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares Dated February 25, 2011

Effective immediately, the Fund's board of trustees has approved replacing the FTSE All-World Index with the FTSE Global All Cap Index as the Fund's benchmark index. The new benchmark provides greater diversification and a more complete representation of the global stock market by adding exposure to small-capitalization stocks of companies located around the world. The transition to the new benchmark is not expected to generate any capital gains. The Fund's expense ratios are expected to remain unchanged.

In addition, effective immediately, the Fund's 0.25% purchase fee is eliminated.

Prospectus and Summary Prospectus Text Changes

The text and tables under "Fees and Expenses" are restated as follows:

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee (on sharss held less than two months) 2%

Account Service Fee (for fund account balances below $10,000) $20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.39%

12b-1 Distribution Fee None

Other Expenses 0.06%

Total Annual Fund Operating Expenses 0.45%

In the same section, the table illustrating the hypothetical expenses is replaced with the following: :

1 Year 3 Years 5Years 10Years

$46 $144 $252 $567

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs a 'passive management' -or indexing-investment approach designed to track the performance of the FTSE Global All Cap Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index's market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target index (covering nearly 98% of the Index's total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings, country weightings, and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

The following is inserted as the second bullet point under 'Primary Risks':

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

ETF

The Fund employs a 'passive management' -or indexing-investment approach designed to track the performance of the FTSE Global All Cap Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index's market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target index (covering nearly 98% of the Index's total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings, country weightings, and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Institutional
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Total World Stock Index Fund Institutional) Vanguard Total World Stock Index Fund	Vanguard Total World Stock Index Fund - Institutional Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Total World Stock Index Fund Institutional) Vanguard Total World Stock Index Fund	Vanguard Total World Stock Index Fund - Institutional Shares
Management Expenses	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.23%

Expense Example, No Redemption (Vanguard Total World Stock Index Fund Institutional) Vanguard Total World Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Total World Stock Index Fund - Institutional Shares	24	74	130	293

The Fund employs a 'passive management' -or indexing-investment approach designed to track the performance of the FTSE Global All Cap Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index's market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target index (covering nearly 98% of the Index's total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings, country weightings, and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Participant
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Total World Stock Index Fund Participant) Vanguard Total World Stock Index Fund		Vanguard Total World Stock Index Fund - Investor Shares
Sales charge (load) imposed on purchases		none
Purchase Fee		none
Sales charge (load) imposed on reinvested dividends		none
Redemption Fee	[1]	2.00%
[1]	(on shares held less than two months)

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Total World Stock Index Fund Participant) Vanguard Total World Stock Index Fund	Vanguard Total World Stock Index Fund - Investor Shares
Management Expenses	0.39%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.45%

Expense Example, No Redemption (Vanguard Total World Stock Index Fund Participant) Vanguard Total World Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Total World Stock Index Fund - Investor Shares	46	144	252	567

The Fund employs a 'passive management' -or indexing-investment approach designed to track the performance of the FTSE Global All Cap Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index's market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target index (covering nearly 98% of the Index's total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings, country weightings, and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Retail
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Total World Stock Index Fund Retail) Vanguard Total World Stock Index Fund (USD $)		Vanguard Total World Stock Index Fund - Investor Shares
Sales charge (load) imposed on purchases		none
Purchase Fee		none
Sales charge (load) imposed on reinvested dividends		none
Redemption Fee	[1]	2.00%
Account Service Fee (for fund account balances below $10,000)		20
[1]	(on shares held less than two months)

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Total World Stock Index Fund Retail) Vanguard Total World Stock Index Fund	Vanguard Total World Stock Index Fund - Investor Shares
Management Expenses	0.39%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.45%

Expense Example, No Redemption (Vanguard Total World Stock Index Fund Retail) Vanguard Total World Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Total World Stock Index Fund - Investor Shares	46	144	252	567

The Fund employs a 'passive management' -or indexing-investment approach designed to track the performance of the FTSE Global All Cap Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index's market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target index (covering nearly 98% of the Index's total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings, country weightings, and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Shareholder Fees (Vanguard Total World Stock Index Fund, USD $)	12 Months Ended
Oct. 31, 2010
Vanguard Total World Stock Index Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%) [1]
Account Service Fee (for fund account balances below $10,000)	$ 20
Vanguard Total World Stock Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	$ 20
Institutional
Shareholder Fees (fees paid directly from your investment]
Purchase Fee Parenthetical	(other than on reinvested dividends or capital gains)
Redemption Fee Parenthetical	(on shares held less than two months)
Participant
Shareholder Fees (fees paid directly from your investment]
Purchase Fee Parenthetical	(other than on reinvested dividends or capital gains)
Redemption Fee Parenthetical	(on shares held less than two months)

[1]	(on shares held less than two months)

Annual Fund Operating Expenses (Vanguard Total World Stock Index Fund)	12 Months Ended
Oct. 31, 2010
Vanguard Total World Stock Index Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.39%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.45%
Vanguard Total World Stock Index Fund - Institutional Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.23%

Expense Example, No Redemption (Vanguard Total World Stock Index Fund, USD $)	12 Months Ended
Oct. 31, 2010
Vanguard Total World Stock Index Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 46
3 YEAR	144
5 YEAR	252
10 YEAR	567
Vanguard Total World Stock Index Fund - Institutional Shares
Expense Example, No Redemption:
1 YEAR	24
3 YEAR	74
5 YEAR	130
10 YEAR	$ 293

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	Vanguard International Equity Index Funds
Central Index Key	dei_EntityCentralIndexKey	0000857489
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 19, 2011
Vanguard Total World Stock Index Fund | ETF
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 25, 2011
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management' -or indexing-investment approach designed to track the performance of the FTSE Global All Cap Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index's market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target index (covering nearly 98% of the Index's total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings, country weightings, and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Risk Narrative	rr_RiskNarrativeTextBlock

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Vanguard Total World Stock Index Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 25, 2011
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management' -or indexing-investment approach designed to track the performance of the FTSE Global All Cap Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index's market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target index (covering nearly 98% of the Index's total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings, country weightings, and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Risk Narrative	rr_RiskNarrativeTextBlock

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Vanguard Total World Stock Index Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 25, 2011
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management' -or indexing-investment approach designed to track the performance of the FTSE Global All Cap Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index's market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target index (covering nearly 98% of the Index's total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings, country weightings, and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Risk Narrative	rr_RiskNarrativeTextBlock

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Vanguard Total World Stock Index Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 25, 2011
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management' -or indexing-investment approach designed to track the performance of the FTSE Global All Cap Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index's market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target index (covering nearly 98% of the Index's total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings, country weightings, and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Risk Narrative	rr_RiskNarrativeTextBlock

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%) [1]
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.39%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.45%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	46
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	144
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	252
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	567
Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.17%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.23%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	24
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	74
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	130
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	293
[1]	(on shares held less than two months)